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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: Alternative Strategies Fund								Item 1, Exhibit A
Investment Company Act file number: 811-22440
Reporting Period: July 1, 2018 through June 30, 2019

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Hines Global REIT	HINESGR	433240108	July 17th, 2018	Consider and vote upon a proposal to approve the Company’s Plan of Liquidation and Dissolution (the “Plan of Liquidation”), pursuant to which the Company will sell all or substantially all of the Company’s assets and be dissolved (the “Plan of Liquidation Proposal”)/ Consider and vote upon a proposal to approve the adjournment of the annual meeting to a later date, if necessary./Consider and vote upon a proposal to elect directors for one-year terms. (the “Election of Directors Proposal”)/Consider and vote upon a proposal to ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm.	MGMT	Y	FOR ALL	FOR ALL
Two Harbors Investment Corp	TWO	90187B408	July 27th, 2018 (Special Meeting)	To consider and vote on a proposal to approve the issuance of shares of common stock, par value $0.01 per share, of Two Harbors (‘‘Two Harbors Common Stock’’) pursuant to the Agreement and Plan of Merger (the ‘‘Merger Agreement’’), dated as of April 25, 2018, by and among Two Harbors, Eiger Merger Subsidiary LLC, a Maryland limited liability company, and CYS Investments, Inc., a Maryland corporation, as it may be amended from time to time, a copy of which is attached as Annex A to the joint proxy statement/prospectus accompanying this notice (the ‘‘Two Harbors Common Stock Issuance Proposal’’); and 2. to consider and vote on a proposal to adjourn the special meeting, if necessary or appropriate, including to solicit additional proxies if there are not sufficient votes to approve the Two Harbors Common Stock Issuance Proposal (the ‘‘Two Harbors Adjournment Proposal’’).	MGMT	Y	FOR ALL	FOR ALL
Gramercy Property Trust	GPT	385002308	August 9th, 2018 (Special Meeting)	To consider & vote on a proposal to approve the merger of Gramercy Property Trust with
				and into BRE Glacier L.P./ To Consider & vote on a proposal to approve compensation that may be paid or become payable to our executive officers based on the merger/To consider & vote on proposal to approve any adjourment of the special meeting.	MGMT	Y	FOR ALL	FOR ALL
Steadfast Income REIT Inc	STEADINC	August 8th, 2018	The election of Directors to serve until the Annual Meeting of Stockholders of Steadfast Income REIT, Inc. to be held in the year 2019 and until each of
				their successors is duly elected and qualifies./Ratification of the appointment of Ernst & Young LLP to act as the Company's independent registered public accounting firm	MGMT	y	FOR ALL	FOR ALL
HMS Income Fund		40427D	September 14th, 2018	The election of directors . Ratification of the appointment of Grant Thomas LLP as the Company's independent registered public accounting firm for the fiscal year ending Dec 31st	MGMT	Y	FOR ALL	FOR ALL
Saratoga Investment Corp		80349A	September 27th, 2018	Vote for the Director Christian L Oberbeck	MGMT	Y	FOR ALL	FOR ALL
Oxford Lane Cpital Corp	OXLCM	691543	September 25th, 2018	Vote for a Director	MGMT	Y	FOR ALL	FOR ALL
TPG Specialty Lending	TSLX	87265K	October 8th, 2018	To approve the application to the Company of a minimum asset coverage ratio of 150%, pursuant to Section 61 (a)(2) of the Investment Company Act of 1940, as amended, to become effective the date after the Special Meeting, which would permit the Company to double the maximum amount of leverage that it is permitted to incur.	MDMT	Y	FOR ALL	FOR ALL
Solar Capital	SLRC	83413U	October 11th, 2018	Vote for the election of a director, To approve a proposal to authorize Solar Capital Ltd. to sell shares of its common stock at a price or prices below Solar Capital Ltd.'s then current net asset value per share in one or more offerings, To approve of Solar Capital Ltd. immediately becoming subject to a minimum asset coverage ratio of at least 150%, permitting Solar Capital Ltd. to double its amount of debt incurrence earlier than the current effective date of August 2, 2019, pursuant to the Small Business Credit Availability Act.	MGMT	Y	FOR ALL	FOR ALL
Corporate Cpaital Tust	CCT	219880	December 2nd, 2018	To approve CCT's adoption of the Agreement and Plan of Merger, dated as of July 22, 2018 (the "Merger Agreement"), by and among CCT, FS Investment Corporation, IC Acquisition, Inc. and FS/KKR Advisor, LLC and the transactions contemplated thereby. To elect Laurie Simon Hodrick as a director of CCT for a term expiring at the earlier of (a) the completion of the mergers contemplated by the Merger Agreement and (b) the 2021 annual meeting of the stockholders of CCT and until her successor is duly elected and qualified. To ratify the appointment of Deloitte & Touche LLP as CCT's independent registered public accounting firm for the fiscal year ending December 31, 2018.	MGMT	Y	FOR ALL	FOR ALL
Corporate Cpaital Tust	CCT	219880	December 2nd, 2019	To approve CCT's adoption of the Agreement and Plan of Merger, dated as of July 22, 2018 (the "Merger Agreement"), by and among CCT, FS Investment Corporation, IC Acquisition, Inc. and FS/KKR Advisor, LLC and the transactions contemplated thereby. To elect Laurie Simon Hodrick as a director of CCT for a term expiring at the earlier of (a) the completion of the mergers contemplated by the Merger Agreement and (b) the 2021 annual meeting of the stockholders of CCT and until her successor is duly elected and qualified.To ratify the appointment of Deloitte & Touche LLP as CCT's independent registered public accounting firm for the fiscal year ending December 31, 2018.	MGMT	Y	FOR ALL	FOR ALL
PennantPark Investment Corp	PNNT	708062	February 5th, 2019	Vote for director 2. To ratify the selection of RSM US LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2019. 3.To approve of the Company immediately becoming subject to a minimum asset coverage ratio of at least 150%, permitting the Company (without giving effect to any exempt relieve with respect to Small Business Administration debentures) to double its amount of debt incurrence earlier than the current effective date of November 13, 2019, pursuant to the Small Business Credit Availability Act.	MGMT	Y	FOR ALL	FOR ALL
Antero Midstream Partners LP	AM	03673L	March 7th, 2019	To approve (i) the Simplification Agreement, dated as of October 9, 2018, by and among Antero Midstream GP LP (“AMGP”), Antero Midstream Partners LP (“Antero Midstream”) and certain of their affiliates, as may be amended from time to time (the “Simplification Agreement”), (ii) the merger of an indirect, wholly owned subsidiary of Antero Midstream Corporation (an entity resulting from the conversion of AMGP to a Delaware corporation) (“New AM”) with and into Antero Midstream (the “Merger”), as contemplated by the Simplification Agreement, with Antero Midstream surviving such Merger as an indirect, wholly owned subsidiary of New AM, and (iii) the other transactions contemplated by the Simplification Agreement.	MGMT	Y	FOR ALL	FOR ALL
Walton US Land Fund 1	Non-Traded		March 18th, 2019	1. Proposal #1 (Red Oak Industrial Property). The Red Oak Proposal, as described in Exhibit A to the proxy information statement (the “Proxy Information Statement”) accompanying this Proxy Card, to approve the proposed sale of the Issuer’s indirect interest in approximately 166 acres of the remaining Red Oak Crossing Property for an aggregate price of approximately $10,886,300, or $65,340 per acre. 2. Proposal #2 (Westphalia Commercial/Industrial Property). The Westphalia Commercial/Industrial Proposal, the text of which is set out in Exhibit B to the Proxy Information Statement accompanying this Proxy Card, to approve the proposed sale, for gross proceeds of not less than $200,000 per acre, of a portion (the “Westphalia Commercial/Industrial Property”) of the entire 169-acre Westphalia property (in its entirety, the “Westphalia Property”).3. Proposal #3 (Remaining Westphalia Property). The Remaining Westphalia Property Proposal, the text of which is set out in Exhibit B to the Proxy Information Statement accompanying this Proxy Card, to approve the proposed sale or other disposition of the Remaining Westphalia Property (excluding any portion sold in connection with the Westphalia Commercial/Industrial Proposal, if approved) at the General Partner’s discretion, provided that the aggregate gross proceeds to the Issuer from all sales or dispositions of the Westphalia Property (including the Westphalia Commercial/Industrial Property and assuming all contemplated transactions close on the expected terms) are expected to be not less than $21,000,000).	MGMT	Y	FOR ALL	FOR ALL
MAGELLAN MIDSTREAM PARTNERS,L.P.	MMMP	559080	April 25th, 2019	For Director: Walter Arnheim, Lori Gobillot and Edward Guay 2. Advisory resolution to approve executive compensation. 3. Ratification of Appointment of Independent Auditor for 2019	MGMT	Y	FOR ALL	FOR ALL
INVESCO MORTGAGE CAPITAL INC.	IVR	46131B	May 3rd, 2019	For All - Elections of Directors 2. Approve company's executive compensation. 3. 2009 equity incentive plan as amended and restated. 4 Appointment of PWC as company's accountant	MGMT	Y	FOR ALL	FOR ALL
COLONY CREDIT REAL ESTATE, INC.	CLNC	19625T	May 2nd, 2019	For All - Election of Directors, "1 Year" for the frequency of future stockholder "Say on Pay" proposals and For the Ratification of the appointment of Ernst & Young LLP as independent public auditor for the fiscal year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
DYNEX CAPITAL, INC.	DX	26817Q	May 14th, 2019	For All - Election of Directors, provide advisory approval of the compensation of the Company's named executive officers as disclosed in the proxy statement, to approve an amendment to the Company's Articles of Incorporation to effect a reverse stock split of the Company's common stock at a ratio of 1-for-3, to approve an amendment to the Company's Articles of Incorporation to reduce the number of shares of common stock authorized from 200,000,000 to 90,000,000, to ratify the selection of BDO USA, LLP, independent certified public accountants, as auditors for the Company for the 2019 fiscal year.	MGMT	Y	FOR ALL	FOR ALL
INDEPENDENCE REALTY TRUST, INC.	IRT	45378A	May 14th, 2019	For All - Election of Directors, To ratify the selction of KPMG LLP as independent registered public accounting firm for 2019 fiscal year	MGMT	Y	FOR ALL	FOR ALL
CONTINENTAL RESOURCES, INC.	CLR	212015	May 16th, 2019	For All - except Proposal #4 Publish long-term assessment of impact of measures to limit global temperature rise to two degrees Celsiu	MGMT	Y	FOR ALL	FOR ALL - EXCEPT PROPOSAL #4
TWO HARBORS INVESTMENT CORP	TWO	90187B	May 16th, 2019	For All - election of directors, advisory vote on compensation for the executive officers, Ratification of the appointment of Ernst & Young LLP to serve as our independent registered public accounting firm for our fiscal year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
TPG SPECIALTY LENDING, INC.	TSLX	87265K	May 16th, 2019	For All - election of Directors and To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019	MGMT	Y	FOR ALL	FOR ALL
TPG SPECIALTY LENDING, INC.	TSLX	87265K	May 16th, 2019	To approve a proposal to authorize the Company to sell or otherwise issue shares of its common stock at a price below its then-current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and subject to the conditions set forth in the accompanying proxy statement.	MGMT	Y	FOR ALL	FOR ALL
EAGLE PT CR CO LLC COMMON CL SHS	ECC	269808	May 15th, 2019	Election of Class II Director: James R. Matthews	MGMT	Y	FOR ALL	FOR ALL
GRIFFIN CAPITAL ESSENTIAL ASSET REIT II	Non-Traded	39818P	April 15th, 2019	For All - to consider vot on a proposal to approve the company merger, To approve the amendment and restatement of GCEAR II's charter, as set forth in Annex D to the accompanying Joint Proxy Statement and Prospectus, for the election of directors, To ratify the appointment of Ernst & Young LLP as GCEAR II's independent registered public accounting firm for the year ended December 31, 2018, To consider and vote on a proposal to authorize the adjournment of the annual meeting to allow time for further solicitation of proxies in the event there are insufficient votes present at the annual meeting, in person or by proxy, if necessary and appropriate, including to approve the GCEAR II Merger Proposal or to approve the charter amendment proposal.	MGMT	Y	FOR ALL	FOR ALL
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	IIPR	45781V	May 22nd, 2019	For All -- Directors and Ratification of the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
CORENERGY INFRASTRUCTURE TRUST, INC.	CORR	21870U	May 22nd, 2019	For All - election of directors, To ratify the selection of Ernst & Young LLP as the independent registered public accountants for the Company's fiscal year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
OFS CAPITAL CORPORATION	OFS	67103B	June 4th, 2019	For All - Election of Class I Director: Elaine E. Healy, The ratification of the selection by the Audit Committee of our board of directors of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
ARES CAPITAL CORPORATION	ARCC	04010L	June 10th, 2019	Election of Class III director of the Company to serve until the 2022 annual meeting of stockholders: R. Kipp deVeer, Election of Class III director of the Company to serve until the 2022 annual meeting of stockholders: Daniel G. Kelly, Jr., Election of Class III director of the Company to serve until the 2022 annual meeting of stockholders: Eric B. Siegel, To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
ORCHID ISLAND CAPITAL INC.	ORC	68571X	June 11th, 2019	For elections of all Directors, To ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for the year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
ARES CAPITAL CORPORATION	ARCC	04010L	June 10th, 2019	To authorize the Company, with the approval of its board of directors, to sell or otherwise issue shares of its common stock at a price below its then current net asset value per share subject to the limitations set forth in the proxy statement for the special meeting of stockholders (including, without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock).	MGMT	Y	FOR ALL	FOR ALL
MONROE CAPITAL CORPORATION	MRCC	610335	June 19th, 2019	For Director,
				To approve a proposal to authorize the Company, pursuant to approval of the Board of Directors of the Company, to sell shares of its common stock or warrants, options or rights to acquire its common stock during the next twelve months at a price below the Company's then current net asset value per share, subject to certain conditions as set forth in the proxy statement (including that the number of shares sold on any given date does not exceed 25% dilution to current investors not participating in the offering).	MGMT	Y	FOR ALL	FOR ALL
GAMING & LEISURE PROPERTIES, INC.	GLPI	36467J	June 13th, 2019	For All election of directors, To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the current fiscal year, To approve, on a non-binding advisory basis, the Company's executive compensation. Abstain from To consider a shareholder proposal requesting a report on Board diversity (per the board reccomendation)	MGMT	For All except for proposal #4 (abstain)	For All except for proposal #4 (abstain)	For All except for proposal #4 (abstain)
ARLINGTON ASSET INVESTMENT CORP.	AI	41356	June 10th, 2019	For All - election of directors, To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2019, Advisory approval of the compensation of the Company's executive officers, To amend the Company's Articles of Incorporation to restore customary REIT stock ownership limitations and make certain other administrative changes	MGMT	Y	FOR ALL	FOR ALL
INNOVATIVE INDUSTRIAL PROPERTIES, INC.	IIPR	45781V	June 22nd, 2019	For All - election of directors, Ratification of the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
NEW YORK MORTGAGE TRUST, INC.	NYMT	649604	June 28th, 2019	For All, Election of Directors, Advisory vote to approve named executive officer compensation, Advisory vote on the frequency of future advisory votes on named executive officer compensation., Approval of an Amendment to the Company's 2017 Equity Incentive Plan. To consider and act upon a proposal to ratify, confirm and approve the selection of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	MGMT	Y	FOR ALL	FOR ALL
FS KKR CAPITAL CORP.	FSK	302635	June 14th, 2019	For All - Election of Directors, To approve the application of the reduced asset coverage requirements in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to increase the maximum amount of leverage that it is permitted to incur by reducing the asset coverage requirement applicable to the Company from 200% to 150%., To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	MGMT	Y	FOR ALL	FOR ALL
KAYNE ANDERSON MIDSTREAM/ENERGY FD COM	KMF	48661E	June 27th, 2019	For All - Election Of Directors, The Ratification Of The Selection Of Pricewaterhousecoopers Llp As Kmf'S Independent Registered Public Accounting Firm For The Fiscal Year Ending November 30, 2019.	MGMT	Y	FOR ALL	FOR ALL

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Strategies Fund

By (Signature and Title)* /s/ Kevin Wolf

Kevin Wolf, President

Date 7/24/19

* Print the name and title of each signing officer under his or her signature.